Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Company Total Shareholder Return ($)(3)	Peer Group Index Total Shareholder Return ($)(3)	Net Income ($)(in '000s)	Revenue ($)(in '000s)(4)
2022	4,131,452	19,431,486	1,109,242	3,438,128	99.05	79.87	(87,154)	75,014
2021	1,374,745	23,117,713	834,610	5,787,293	59.63	98.43	(59,853)	34,473

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for Dr. Zadno, our PEO for each year and the average of the total compensation as reported in the Summary Compensation Table for our remaining named executive officers for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Reza Zadno, Ph.D	Kevin Waters, Hisham Shiblaq, and Alaleh Nouri
2021	Reza Zadno, Ph.D	Kevin Waters and Hisham Shiblaq

PEO Total Compensation Amount	$ 4,131,452	$ 1,374,745
PEO Actually Paid Compensation Amount	$ 19,431,486	23,117,713
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in these columns represent compensation actually paid (calculated in accordance with SEC rules) to Dr. Zadno for each year and average of the compensation actually paid to the remaining named executive officers and reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2021		2022
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(615,245)	(309,169)	(2,872,492)	(370,938)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,931,429	1,465,695	3,212,086	414,863
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	416,062	208,050	80,297	10,365
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (5)	16,545,025	2,665,309	10,398,989	1,425,039
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,465,697	922,798	4,481,154	849,557
TOTAL ADJUSTMENTS	21,742,968	4,952,683	15,300,034	2,328,886

The fair value valuation adjustments outlined above to calculate the compensation actually paid included assumptions that differed from those used in the Company’s grant date fair value calculations. For stock options, the fair value is measured using Black-Scholes option pricing model as of each measurement date including updated assumptions based on an analysis of the historical volatility of a peer group of publicly traded companies, the expected term for options that are expected to remain outstanding based on the simplified method, the measurement date stock price, and the risk-free interest rate based on U.S. Treasury yield for zero-
	coupon U.S. Treasury notes. For RSUs, the fair value is measured based on the closing fair market value of the Company’s common stock as of each measurement date.
Non-PEO NEO Average Total Compensation Amount	$ 1,109,242	834,610
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,438,128	5,787,293
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in these columns represent compensation actually paid (calculated in accordance with SEC rules) to Dr. Zadno for each year and average of the compensation actually paid to the remaining named executive officers and reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2021		2022
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(615,245)	(309,169)	(2,872,492)	(370,938)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,931,429	1,465,695	3,212,086	414,863
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	416,062	208,050	80,297	10,365
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (5)	16,545,025	2,665,309	10,398,989	1,425,039
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,465,697	922,798	4,481,154	849,557
TOTAL ADJUSTMENTS	21,742,968	4,952,683	15,300,034	2,328,886

The fair value valuation adjustments outlined above to calculate the compensation actually paid included assumptions that differed from those used in the Company’s grant date fair value calculations. For stock options, the fair value is measured using Black-Scholes option pricing model as of each measurement date including updated assumptions based on an analysis of the historical volatility of a peer group of publicly traded companies, the expected term for options that are expected to remain outstanding based on the simplified method, the measurement date stock price, and the risk-free interest rate based on U.S. Treasury yield for zero-
	coupon U.S. Treasury notes. For RSUs, the fair value is measured based on the closing fair market value of the Company’s common stock as of each measurement date.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	Assumes $100 invested on September 15, 2021, the closing price on the first day of trading of our common stock, including reinvestment of dividends. Peer Group Index Total Shareholder Return represents the cumulative Total Shareholder Return of the S&P Health Care Equipment Index.
Tabular List [Table Text Block]
Pay Versus Performance Tabular List

We believe the following performance measures represent the most important performance measures used by us to link compensation actually paid to our executive officers for 2022:

a.Revenue
b.Adjusted EBITDA
c.US Procedures Completed Using the AquaBeam Robotic System

Total Shareholder Return Amount	$ 99.05	59.63
Peer Group Total Shareholder Return Amount	79.87	98.43
Net Income (Loss)	$ (87,154)	$ (59,853)
Company Selected Measure Amount	75,014	34,473
PEO Name	Reza Zadno, Ph.D	Reza Zadno, Ph.D
Additional 402(v) Disclosure [Text Block]	Reflects the adjustments calculated in accordance with the methodology above to the value of options granted prior to our initial public offering in September 2021.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	The Company selected Revenue as the Company-Selected Measure due to it being an important financial measure that helps link Compensation Actually Paid to the Company's executive officers for the most recently completed fiscal year. Specifically, Revenue is the largest component of the formula to determine Annual Incentive Cash Compensation.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,300,034	$ 21,742,968
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	US Procedures Completed Using the AquaBeam Robotic System
PEO [Member] | Share-based Compensation Transactions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (2,872,492)	(615,245)
PEO [Member] | Equity Awards Granted in During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,212,086	2,931,429
PEO [Member] | Equity Awards Granted in During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	80,297	416,062
PEO [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	10,398,989	16,545,025
PEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,481,154	2,465,697
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,328,886	4,952,683
Non-PEO NEO [Member] | Share-based Compensation Transactions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(370,938)	(309,169)
Non-PEO NEO [Member] | Equity Awards Granted in During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	414,863	1,465,695
Non-PEO NEO [Member] | Equity Awards Granted in During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	10,365	208,050
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,425,039	2,665,309
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 849,557	$ 922,798